Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
2017	$ 50,775	$ 172,586
2018	110,867	2,340
2019	112,015
2020	65,235
Total future lease obligations	$ 338,891	$ 174,926